UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
7/31/14 (Unaudited)

COMMON STOCKS (94.8%)(a)
	Shares	Value

Aerospace and defense (2.9%)

Boeing Co. (The)	2,293	$276,261

Curtiss-Wright Corp.	2,124	134,895

General Dynamics Corp.	2,620	305,937

Honeywell International, Inc.	1,320	121,216

L-3 Communications Holdings, Inc.	2,101	220,521

Northrop Grumman Corp.	4,080	502,942

Raytheon Co.	4,017	364,623

Textron, Inc.	2,822	102,636

TransDigm Group, Inc.	1,093	183,537

United Technologies Corp.	726	76,339

		2,288,907
Air freight and logistics (0.2%)

United Parcel Service, Inc. Class B	1,765	171,364

		171,364
Airlines (1.4%)

Alaska Air Group, Inc.	2,508	110,277

American Airlines Group, Inc.(NON)	2,335	90,715

Copa Holdings SA Class A (Panama)	694	105,398

Delta Air Lines, Inc.	7,297	273,346

JetBlue Airways Corp.(NON)	12,278	131,620

Southwest Airlines Co.	7,003	198,045

Spirit Airlines, Inc.(NON)	2,587	169,242

		1,078,643
Auto components (1.2%)

Dana Holding Corp.	5,420	121,300

Johnson Controls, Inc.	3,644	172,143

Lear Corp.	1,693	159,430

Magna International, Inc. (Canada)	1,428	153,367

TRW Automotive Holdings Corp.(NON)	3,114	318,531

		924,771
Automobiles (0.3%)

Ford Motor Co.	9,976	169,792

General Motors Co.	2,815	95,203

		264,995
Banks (5.7%)

Banc of California, Inc.	54,183	643,152

Bank of America Corp.	19,707	300,532

Capital Bank Financial Corp. Class A(NON)	3,200	72,896

Citigroup, Inc.	4,213	206,058

Comerica, Inc.	1,139	57,246

Huntington Bancshares, Inc.	7,047	69,202

Investors Bancorp, Inc.	32,250	333,788

JPMorgan Chase & Co.	17,577	1,013,666

KeyCorp	11,994	162,399

Pacific Premier Bancorp, Inc.(NON)	7,006	100,186

PNC Financial Services Group, Inc.	2,519	207,969

Regions Financial Corp.	19,443	197,152

SunTrust Banks, Inc.	1,380	52,509

SVB Financial Group(NON)	431	46,988

U.S. Bancorp	5,581	234,569

Wells Fargo & Co.	16,719	850,997

		4,549,309
Beverages (2.0%)

Coca-Cola Co. (The)	904	35,518

Coca-Cola Enterprises, Inc.	5,126	232,977

Dr. Pepper Snapple Group, Inc.	3,756	220,703

Molson Coors Brewing Co. Class B	2,832	191,245

Monster Beverage Corp.(NON)	1,470	94,021

PepsiCo, Inc.	9,429	830,695

		1,605,159
Biotechnology (2.7%)

AMAG Pharmaceuticals, Inc.(NON)	3,978	75,940

Amgen, Inc.	3,161	402,680

Biogen Idec, Inc.(NON)	914	305,632

Celgene Corp.(NON)	2,586	225,370

Cubist Pharmaceuticals, Inc.(NON)	1,181	71,923

Dynavax Technologies Corp.(NON)	40,541	60,001

Gilead Sciences, Inc.(NON)	7,377	675,364

InterMune, Inc.(NON)	4,218	185,044

Retrophin, Inc.(NON)	5,316	56,456

United Therapeutics Corp.(NON)	1,203	109,401

		2,167,811
Building products (0.1%)

Norcraft Companies, Inc.(NON)	2,830	39,903

		39,903
Capital markets (3.3%)

Ameriprise Financial, Inc.	1,826	218,390

Apollo Global Management, LLC Class A	4,315	113,312

Artisan Partners Asset Management, Inc. Class A	2,816	146,714

Bank of New York Mellon Corp. (The)	3,907	152,529

Carlyle Group LP (The)	6,670	222,645

Charles Schwab Corp. (The)	1,715	47,591

Goldman Sachs Group, Inc. (The)	731	126,368

Janus Capital Group, Inc.	6,270	71,415

KKR & Co. LP	8,647	198,189

Legg Mason, Inc.	2,165	102,729

Moelis & Co.(NON)	4,801	163,522

Morgan Stanley	2,220	71,795

Och-Ziff Capital Management Group, LLC Class A	16,445	223,816

RCS Capital Corp. Class A	22,850	471,167

State Street Corp.	2,921	205,755

WisdomTree Investments, Inc.(NON)	9,755	100,086

		2,636,023
Chemicals (1.7%)

Albemarle Corp.	3,026	185,615

CF Industries Holdings, Inc.	405	101,388

Croda International PLC (United Kingdom)	3,718	131,913

Dow Chemical Co. (The)	7,057	360,401

Huntsman Corp.	7,744	201,731

LyondellBasell Industries NV Class A	1,840	195,500

Monsanto Co.	655	74,074

Symrise AG (Germany)	1,782	93,271

		1,343,893
Commercial services and supplies (1.2%)

Cintas Corp.	2,912	182,291

KAR Auction Services, Inc.	7,247	212,410

MiX Telematics, Ltd. ADR (South Africa)(NON)	10,935	109,787

Pitney Bowes, Inc.	6,288	170,153

Tyco International, Ltd.	7,098	306,279

		980,920
Communications equipment (2.0%)

Cisco Systems, Inc.	21,847	551,200

CommScope Holding Co., Inc.(NON)	8,621	212,421

F5 Networks, Inc.(NON)	560	63,050

Juniper Networks, Inc.(NON)	10,714	252,208

Qualcomm, Inc.	6,965	513,321

		1,592,200
Construction and engineering (0.3%)

Fluor Corp.	1,893	137,943

Quanta Services, Inc.(NON)	2,845	95,279

		233,222
Construction materials (0.2%)

CaesarStone Sdot-Yam, Ltd. (Israel)	3,331	144,432

		144,432
Consumer finance (0.9%)

American Express Co.	1,314	115,632

Capital One Financial Corp.	3,794	301,775

Discover Financial Services	4,684	286,005

		703,412
Containers and packaging (0.5%)

Ball Corp.	3,367	206,262

Berry Plastics Group, Inc.(NON)	4,967	120,648

MeadWestvaco Corp.	1,673	69,931

		396,841
Diversified consumer services (0.2%)

Chegg, Inc.(NON)(S)	16,455	105,806

ITT Educational Services, Inc.(NON)(S)	3,888	55,326

		161,132
Diversified financial services (1.1%)

Berkshire Hathaway, Inc. Class B(NON)	761	95,452

Gain Capital Holdings, Inc.	7,933	50,454

Moody's Corp.	995	86,565

Voya Financial, Inc.	16,859	625,469

		857,940
Diversified telecommunication services (1.2%)

AT&T, Inc.	2,923	104,030

Iridium Communications, Inc.(NON)(S)	21,065	172,312

Verizon Communications, Inc.	13,964	704,065

		980,407
Electric utilities (1.1%)

American Electric Power Co., Inc.	6,704	348,541

Edison International	2,738	150,042

Entergy Corp.	4,616	336,183

		834,766
Electrical equipment (0.2%)

Generac Holdings, Inc.(NON)	4,573	198,468

		198,468
Electronic equipment, instruments, and components (0.5%)

Anixter International, Inc.	2,048	176,067

CDW Corp. of Delaware	5,293	163,501

Corning, Inc.	4,581	90,017

		429,585
Energy equipment and services (2.3%)

Cameron International Corp.(NON)	2,216	157,137

Compressco Partners LP	15,000	331,200

Halliburton Co.	8,872	612,079

Helmerich & Payne, Inc.	1,129	119,968

Nabors Industries, Ltd.	4,222	114,670

National Oilwell Varco, Inc.	1,020	82,661

Schlumberger, Ltd.	2,926	317,149

Seventy Seven Energy, Inc.(NON)	200	4,486

Willbros Group, Inc.(NON)	7,741	89,718

		1,829,068
Food and staples retail (1.9%)

CVS Caremark Corp.	9,435	720,457

Kroger Co. (The)	6,936	339,725

Wal-Mart Stores, Inc.	4,834	355,686

Whole Foods Market, Inc.	1,871	71,510

		1,487,378
Food products (1.4%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)	11,955	179,445

Annie's, Inc.(NON)	3,416	99,679

Archer Daniels-Midland Co.	5,880	272,832

Ingredion, Inc.	1,804	132,829

Kellogg Co.	1,547	92,557

Pinnacle Foods, Inc.	3,895	117,356

S&W Seed Co.(NON)(S)	5,372	34,327

Tyson Foods, Inc. Class A	4,987	185,566

		1,114,591
Gas utilities (0.6%)

AGL Resources, Inc.	5,787	298,841

UGI Corp.	4,370	212,120

		510,961
Health-care equipment and supplies (1.5%)

Baxter International, Inc.	1,603	119,728

Covidien PLC	3,293	284,877

GenMark Diagnostics, Inc.(NON)	3,167	33,887

Medtronic, Inc.	2,601	160,586

St. Jude Medical, Inc.	5,008	326,472

Zimmer Holdings, Inc.	3,040	304,213

		1,229,763
Health-care providers and services (3.7%)

Aetna, Inc.	2,308	178,939

AmSurg Corp.(NON)	7,891	376,874

Cardinal Health, Inc.	2,682	192,165

CIGNA Corp.	1,468	132,179

ExamWorks Group, Inc.(NON)	4,064	143,419

Express Scripts Holding Co.(NON)	691	48,128

HCA Holdings, Inc.(NON)	8,192	535,020

Humana, Inc.	1,221	143,651

Kindred Healthcare, Inc.	5,430	129,777

LifePoint Hospitals, Inc.(NON)	3,970	284,728

McKesson Corp.	1,595	306,017

Premier, Inc. Class A(NON)	3,062	86,655

UnitedHealth Group, Inc.	2,662	215,755

WellPoint, Inc.	1,693	185,908

		2,959,215
Hotels, restaurants, and leisure (3.7%)

Bloomin' Brands, Inc.(NON)	20,587	403,299

Boyd Gaming Corp.(NON)	6,520	71,720

Carrols Restaurant Group, Inc.(NON)	150,499	1,130,247

Dunkin' Brands Group, Inc.	2,540	108,864

Hilton Worldwide Holdings, Inc.(NON)	5,714	138,336

Las Vegas Sands Corp.	5,883	434,460

Marriott International, Inc. Class A	2,199	142,297

McDonald's Corp.	320	30,259

Penn National Gaming, Inc.(NON)	16,044	168,141

Royal Caribbean Cruises, Ltd.	1,423	84,882

Vail Resorts, Inc.	1,050	79,275

Wyndham Worldwide Corp.	2,202	166,361

		2,958,141
Household durables (0.7%)

Dixie Group, Inc. (The)(NON)	9,735	81,677

New Home Co., Inc. (The)(NON)	3,661	47,630

UCP, Inc. Class A(NON)	9,020	112,479

WCI Communities, Inc.(NON)	2,994	51,467

Whirlpool Corp.	1,636	233,359

		526,612
Household products (0.6%)

Colgate-Palmolive Co.	2,102	133,267

Energizer Holdings, Inc.	2,106	241,685

Procter & Gamble Co. (The)	976	75,464

		450,416
Independent power and renewable electricity producers (0.4%)

AES Corp.	8,125	118,706

NRG Energy, Inc.	6,943	214,955

		333,661
Industrial conglomerates (0.6%)

General Electric Co.	5,580	140,337

Siemens AG (Germany)	1,157	143,136

Toshiba Corp. (Japan)	35,000	155,859

		439,332
Insurance (2.4%)

Allstate Corp. (The)	2,622	153,256

American International Group, Inc.	11,286	586,646

Assured Guaranty, Ltd.	11,970	267,170

Genworth Financial, Inc. Class A(NON)	4,334	56,775

Hartford Financial Services Group, Inc. (The)	2,483	84,819

Lincoln National Corp.	2,354	123,326

MetLife, Inc.	2,945	154,907

Prudential PLC (United Kingdom)	6,680	153,820

Travelers Cos., Inc. (The)	2,490	223,004

Unum Group.	2,529	86,821

		1,890,544
Internet and catalog retail (0.5%)

Amazon.com, Inc.(NON)	231	72,301

Bigfoot GmbH (acquired 8/2/13, cost $43,961) (Private) (Brazil)(F)(RES)(NON)	2	28,816

Expedia, Inc.	1,513	120,162

Priceline Group, Inc. (The)(NON)	134	166,488

		387,767
Internet software and services (2.1%)

eBay, Inc.(NON)	2,434	128,515

Facebook, Inc. Class A(NON)	4,352	316,173

Google, Inc. Class A(NON)	649	376,128

Google, Inc. Class C(NON)	582	332,671

Pandora Media, Inc.(NON)	1,864	46,824

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)	636	57,971

VeriSign, Inc.(NON)	2,160	116,748

Yahoo!, Inc.(NON)	5,278	189,005

Yandex NV Class A (Russia)(NON)	2,327	70,462

		1,634,497
IT Services (2.3%)

Accenture PLC Class A	1,620	128,434

Alliance Data Systems Corp.(NON)	310	81,310

CACI International, Inc. Class A(NON)	1,647	113,627

Cognizant Technology Solutions Corp. Class A(NON)	1,696	83,189

Computer Sciences Corp.	3,327	207,572

DST Systems, Inc.	2,166	195,092

IBM Corp.	2,948	565,043

MasterCard, Inc. Class A	4,138	306,833

Visa, Inc. Class A	406	85,670

Xerox Corp.	4,894	64,894

		1,831,664
Leisure products (0.2%)

Malibu Boats, Inc. Class A(NON)	7,101	136,694

		136,694
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.	4,074	228,511

PerkinElmer, Inc.	1,524	70,439

		298,950
Machinery (1.4%)

Caterpillar, Inc.	5,100	513,825

Deere & Co.	1,375	117,026

IDEX Corp.	1,722	130,562

Joy Global, Inc.	2,126	125,987

Middleby Corp. (The)(NON)	970	70,674

Trinity Industries, Inc.	3,444	150,296

		1,108,370
Media (3.9%)

CBS Corp. Class B (non-voting shares)	2,399	136,335

Comcast Corp. Class A	6,090	327,216

DIRECTV(NON)	5,386	463,465

DISH Network Corp. Class A(NON)	2,535	156,815

Liberty Global PLC Ser. C (United Kingdom)	2,684	107,333

Live Nation Entertainment, Inc.(NON)	9,943	230,777

SFX Entertainment, Inc.(NON)	9,948	68,144

Time Warner Cable, Inc.	1,816	263,502

Time Warner, Inc.	6,910	573,668

Townsquare Media, Inc.(NON)	45,000	492,750

Walt Disney Co. (The)	3,289	282,459

		3,102,464
Metals and mining (1.3%)

Alcoa, Inc.	10,493	171,980

Cliffs Natural Resources, Inc.(S)	8,828	154,049

Constellium NV Class A (Netherlands)(NON)	3,386	98,126

Freeport-McMoRan, Inc. (Indonesia)	5,976	222,427

Hi-Crush Partners LP (Units)	3,351	204,981

U.S. Silica Holdings, Inc.	2,798	157,304

		1,008,867
Multiline retail (0.7%)

Kohl's Corp.	3,344	179,038

Macy's, Inc.	4,947	285,887

Target Corp.	993	59,173

		524,098
Oil, gas, and consumable fuels (6.6%)

Apache Corp.	3,389	347,915

BP PLC ADR (United Kingdom)	1,402	68,656

BPZ Resources, Inc.(NON)	18,688	48,963

Cabot Oil & Gas Corp.	3,475	114,501

Chesapeake Energy Corp.	2,808	74,047

Chevron Corp.	860	111,146

Concho Resources, Inc.(NON)	1,253	176,422

ConocoPhillips	2,147	177,128

CONSOL Energy, Inc.	3,858	149,768

Continental Resources, Inc.(NON)	594	87,187

ECA Marcellus Trust 1 (Units)	87,634	623,954

EOG Resources, Inc.	4,051	443,341

EP Energy Corp. Class A(NON)	5,984	119,680

EV Energy Partners LP	2,301	84,355

Exxon Mobil Corp.	10,227	1,011,859

Hess Corp.	1,953	193,308

Marathon Oil Corp.	3,196	123,845

Memorial Production Partners LP (Units)	5,821	131,729

Occidental Petroleum Corp.	3,678	359,377

PBF Energy, Inc. Class A	3,502	94,904

QEP Resources, Inc.	4,294	141,917

SandRidge Permiam Trust	14,940	189,290

Suncor Energy, Inc. (Canada)	4,164	171,015

Valero Energy Corp.	4,827	245,212

		5,289,519
Paper and forest products (0.2%)

International Paper Co.	3,727	177,033

		177,033
Personal products (0.3%)

Coty, Inc. Class A	7,813	133,680

Herbalife, Ltd.	1,741	91,228

		224,908
Pharmaceuticals (4.5%)

AbbVie, Inc.	3,155	165,133

Allergan, Inc.	1,128	187,090

AstraZeneca PLC (United Kingdom)	1,429	104,110

Catalent, Inc.(NON)	20,000	399,800

Eli Lilly & Co.	4,278	261,215

Impax Laboratories, Inc.(NON)	3,375	78,941

Jazz Pharmaceuticals PLC(NON)	920	128,552

Johnson & Johnson	6,729	673,506

Medicines Co. (The)(NON)	2,630	61,463

Merck & Co., Inc.	11,461	650,297

Pfizer, Inc.	25,059	719,193

Shire PLC ADR (United Kingdom)	662	163,183

		3,592,483
Professional services (0.1%)

TrueBlue, Inc.(NON)	4,370	117,946

		117,946
Real estate investment trusts (REITs) (2.1%)

Altisource Residential Corp.	5,705	132,299

American Tower Corp.	1,139	107,510

Armada Hoffler Properties, Inc.	7,888	74,147

Boston Properties, Inc.	251	29,982

Brixmor Property Group, Inc.	7,462	169,014

CatchMark Timber Trust, Inc. Class A	59,318	711,816

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,582	145,079

Host Hotels & Resorts, Inc.	7,769	168,898

Parkway Properties, Inc.	7,062	146,395

Prologis, Inc.	684	27,914

		1,713,054
Real estate management and development (0.5%)

Altisource Portfolio Solutions SA(NON)(S)	760	82,369

CBRE Group, Inc. Class A(NON)	6,125	188,895

RE/MAX Holdings, Inc. Class A	5,084	148,961

		420,225
Road and rail (1.1%)

Avis Budget Group, Inc.(NON)	3,119	175,257

Genesee & Wyoming, Inc. Class A(NON)	924	92,151

Knight Transportation, Inc.	6,136	147,019

Union Pacific Corp.	4,759	467,857

		882,284
Semiconductors and semiconductor equipment (3.2%)

Atmel Corp.(NON)	12,562	103,008

Broadcom Corp. Class A	6,251	239,163

Intel Corp.	13,956	472,969

Lam Research Corp.	1,666	116,620

Marvell Technology Group, Ltd.	14,355	191,496

Maxim Integrated Products, Inc.	5,418	158,802

Micron Technology, Inc.(NON)	16,939	517,486

Microsemi Corp.(NON)	6,015	144,240

NVIDIA Corp.	6,892	120,610

Teradyne, Inc.	11,057	201,459

Texas Instruments, Inc.	4,118	190,458

Xilinx, Inc.	1,626	66,877

		2,523,188
Software (4.4%)

Activision Blizzard, Inc.	12,560	281,093

Electronic Arts, Inc.(NON)	2,416	81,178

EnerNOC, Inc.(NON)	6,625	118,720

Mentor Graphics Corp.	5,593	110,462

Microsoft Corp.	26,841	1,158,458

Oracle Corp.	20,121	812,687

Symantec Corp.	7,640	180,762

TiVo, Inc.(NON)	42,214	568,200

TubeMogul, Inc.(NON)	24,400	220,820

		3,532,380
Specialty retail (2.3%)

American Eagle Outfitters, Inc.	15,641	166,733

Bed Bath & Beyond, Inc.(NON)	1,282	81,138

Best Buy Co., Inc.	2,887	85,831

Chico's FAS, Inc.	9,251	146,258

Children's Place Retail Stores, Inc. (The)	2,189	109,888

Gap, Inc. (The)	5,474	219,562

Home Depot, Inc. (The)	3,632	293,647

Lowe's Cos., Inc.	3,871	185,227

Michaels Cos., Inc. (The)(NON)	14,348	216,368

Office Depot, Inc.(NON)	23,081	115,636

Select Comfort Corp.(NON)	5,623	113,585

TJX Cos., Inc. (The)	2,591	138,074

		1,871,947
Technology hardware, storage, and peripherals (3.8%)

Apple, Inc.	18,939	1,810,000

EMC Corp.	3,815	111,780

Hewlett-Packard Co.	10,900	388,149

NetApp, Inc.	3,766	146,271

SanDisk Corp.	2,357	216,160

Seagate Technology PLC	2,769	162,263

Western Digital Corp.	1,645	164,220

		2,998,843
Textiles, apparel, and luxury goods (0.3%)

Hanesbrands, Inc.	1,131	110,510

Michael Kors Holdings, Ltd.(NON)	1,380	112,442

NIKE, Inc. Class B	721	55,611

		278,563
Thrifts and mortgage finance (0.1%)

Radian Group, Inc.	8,875	112,358

		112,358
Tobacco (1.0%)

Altria Group, Inc.	7,952	322,851

Lorillard, Inc.	4,543	274,761

Philip Morris International, Inc.	2,517	206,419

		804,031
Trading companies and distributors (0.7%)

Air Lease Corp.	3,576	123,193

DXP Enterprises, Inc.(NON)	1,808	128,422

HD Supply Holdings, Inc.(NON)	3,427	87,114

United Rentals, Inc.(NON)	1,905	201,740

Veritiv Corp.(NON)	71	2,834

		543,303
Water utilities (0.1%)

American Water Works Co., Inc.	2,409	115,070

		115,070

Total common stocks (cost $69,845,271)		$75,544,291

INVESTMENT COMPANIES (1.9%)(a)
	Shares	Value

FS Investment Corp.	16,233	$169,960

iShares MSCI Taiwan ETF (United Kingdom)	3,719	75,793

SPDR S&P 500 ETF Trust	6,480	1,251,223

Total investment companies (cost $1,466,590)		$1,496,976

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
	Shares	Value

AmSurg Corp. Ser. A-1, $5.25 cv. pfd.(NON)	2,324	$242,719

Banc of California, Inc. zero % cv. pfd.(NON)	5,050	290,375

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.(NON)	285	92,024

Iridium Communications, Inc. 144A $7.00 cv. pfd.	213	23,244

Post Holdings, Inc. $5.25 cv. pfd.(NON)	1,680	163,783

Tyson Foods, Inc. $2.375 cv. pfd.(NON)	1,776	87,734

Total convertible preferred stocks (cost $834,250)		$899,879

SHORT-TERM INVESTMENTS (3.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	460,025	$460,025

Putnam Short Term Investment Fund 0.05%(AFF)	2,297,864	2,297,864

Total short-term investments (cost $2,757,889)		$2,757,889

TOTAL INVESTMENTS

Total investments (cost $74,904,000)(b)		$80,699,035

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $79,694,590.
(b)	The aggregate identified cost on a tax basis is $74,907,676, resulting in gross unrealized appreciation and depreciation of $7,577,631 and $1,786,272, respectively, or net unrealized appreciation of $5,791,359.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $28,816, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,032,348	$8,797,139	$7,531,623	$304	$2,297,864

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $460,025, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $444,775.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $601,300 to cover the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$11,108,368	$—	$28,816
Consumer staples	5,686,483	—	—
Energy	7,118,587	—	—
Financials	12,729,045	153,820	—
Health care	10,144,112	104,110	—
Industrials	7,783,667	298,995	—
Information technology	14,542,357	—	—
Materials	2,845,882	225,184	—
Telecommunication services	980,407	—	—
Utilities	1,794,458	—	—
Total common stocks	74,733,366	782,109	28,816
Convertible preferred stocks	378,109	521,770	—
Investment companies	1,496,976	—	—
Short-term investments	2,297,864	460,025	—

Totals by level	$78,906,315	$1,763,904	$28,816

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014